Earnings Per Share	12 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share is computed by dividing the net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by giving effect to all potential weighted-average dilutive shares. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method.
A reconciliation of the calculation of basic and diluted loss per share is as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ and shares in thousands, except per share data)
Numerator:
Net loss attributable to ordinary shareholders:	$(350,654)	$(637,621)	$(113,432)
Denominator:
Weighted-average ordinary shares outstanding—basic	244,844	238,611	231,184
Weighted-average ordinary shares outstanding—diluted	244,844	238,611	231,184
Net loss per share attributable to ordinary shareholders:
Basic net loss per share	$(1.43)	$(2.67)	$(0.49)
Diluted net loss per share	$(1.43)	$(2.67)	$(0.49)
For fiscal years ended June 30, 2020, 2019 and 2018, potential anti-dilutive weighted-average shares excluded from the computation of net loss per share were 6.8 million, 9.6 million and 12.8 million, respectively.